Income Taxes (Details Narrative)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Effective statutory rate, description	In the British Virgin Islands, the statutory rate is effectively 0% as tax is not applied on extra territorial activity.
Effective tax rate	18.00%	18.00%
Minimum [Member]
Income tax statutory rate	12.00%
Maximum [Member]
Income tax statutory rate	35.00%